DEBT FINANCING ARRANGEMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
DEBT FINANCING ARRANGEMENTS
Debt financing arrangements
	2024	2023
Loans and advances (1)	$123,092	$105,092
Convertible notes payable (2)	3,353,905	3,368,260
Factoring agreements (3)	537,066	537,066
Debt – third party	$4,014,063	$4,010,418

Line of credit, related party secured by assets (4)	$2,742,929	$2,742,929
Debt– other related party, net of discounts (5)	2,015,500	2,015,500
Convertible debt – related party (6)	553,100	553,100
Shareholder debt (7)	639,345	567,620
Debt – related party	$5,950,874	$5,879,149

Total financing arrangements	$9,964,937	$9,889,567

Less current portion:
Loans, advances and factoring agreements – third party	$(660,158)	$(642,158)
Convertible notes payable third party	(3,353,905)	(3,368,260)
Debt – related party, net of discount	(5,397,774)	(5,326,049)
Convertible notes payable– related party	(553,100)	(553,100)
	(9,964,937)	(9,889,567)
Total long term debt	$-	$-

	2023		2022
Loans and advances (1)		$105,092	$470,092
Convertible notes payable (2)		3,368,260	3,054,869
Factoring agreements (3)		537,066	577,177
Debt – third party		$4,010,418	$4,102,138

Line of credit, related party secured by assets (4)		$2,742,929	$2,742,929
Debt– other related party, net of discounts (5)		2,015,500	2,015,500
Convertible debt – related party (6)		553,100	553,100
Shareholder debt (7)		567,620	4,150
Debt – related party		$5,879,149	$5,315,679

Total financing arrangements		$9,889,567	$9,417,817

Less current portion:
Loans, advances and factoring agreements – third party		$(642,158)	$(902,809)
Convertible notes payable third party		(3,368,260)	(3,054,869
Debt – related party, net of discount		(5,326,049)	(4,762,579)
Convertible notes payable– related party		(553,100)	(553,100)
		(9,889,567)	(9,273,357)
Total long term debt	$	---	$144,460

Schedule Of American Tower Settlement Agreement Basic or Diluted
	Accrued Interest Before	Accrued Interest After	Derivative Balance Before	Derivative Balance After	Accrued Tower and Other Payables Before	Accrued Tower and Other Payables After	NPV of Future Lease Payments Before	NPV of Future Lease Payments After
EMA	$523,360	—	3,594,723	179,736	—	—	—	—
American Tower	—	—	—	—	2,385,634	2,085,000	601,865	159,771